UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

 3/31

Date of reporting period:    9/30/14

Item 1.  Reports to Stockholders.

Semi-Annual Report

September 30, 2014

1-866-209-1964
www.tebergfund.com

Distributed by Northern Lights Distributors, LLC
Member FINRA/SIPC

Dear Fellow Shareholder,

Looking back to March 6, 2009 when the Dow Jones Industrial Average (Dow) hit a low of 6,443 following the financial crisis, it’s hard to imagine we’d ever consider that the Dow had “underperformed” in a period when it broke 17,000 for the very first time.

The Dow makes history but comes in second . . .

Remarkably, that discussion took place during this reporting period, from April 1, 2014 to September 30, 2014, even though the Dow made history during these six months. The first historic day was July 3, 2014, when at the end of an early close for the Independence Day holiday, the Dow had reached 17,068.

While the news of the day certainly focused on the Dow’s new high, mention was also made of its year-to-date underperformance of the S&P 500® Index (S&P) which also hit new highs in 2014. Even with another historic close of 17,279 on September 19, 2014, the Dow’s 4.76% return for the period lagged the S&P’s 6.42% return.

The Teberg Fund’s performance . . .

On the same note, it might seem that we would be somewhat apologetic for The Teberg Fund trailing both indexes with a six-month return of 3.94%. Instead, we consider this a respectable gain, especially since we maintained a relatively conservative position for much of the period and ended with a large percentage of our portfolio in cash.

The market in review . . .

One of the factors that drove the market during the period was jobs growth, which is credited in part for the Dow’s 17,000 ceiling being broken in July. Employers added 288,000 jobs in June which was beyond expectations, and unemployment dropped to 6.1%, the lowest rate since September 2008.

The continuation of the Federal Reserve’s quantative easing (QE) programs also contributed to the booming market. The QE program initiatives since 2009 were intended to bolster the economy after the financial crisis, but have also been credited with driving up the stock market. This effect seems especially clear on days when the Fed has indicated a pullback of QE as we saw on July 31, one of the most volatile days of the period. The Dow tumbled more than 300 points, which was its worst one-day drop since February. The looming end of QE stimulus was among the reasons believed to have caused the downturn, along with tension between the West and Russia and weak corporate earnings.

It seems ironic that when the economy improves, which would normally increase investor confidence, this opens discussion that the Fed may raise interest rates sooner than expected and the reaction causes the market to drop.

The market experienced other, less dramatic down days during the period, and this volatility was also reflected in The Teberg Fund’s share price. We started the period at $11.03 per share on the first day of April and peaked at $11.54 per share on September 8, only to give back $0.20 cents by the end of the period and close at a share price of $11.34 on the last day of September.

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What helped and hurt the Fund’s performance . . .

We were able to capitalize on the market’s volatility during the period with several successful round-trips in and out of exchange-traded funds (ETFs) designed to mimic the performance of certain indexes, sectors and categories. This group included nearly 20 different funds, and all but two produced a profit during the period. We achieved the best success with our index funds, including our ETF tracking the S&P, and were most disappointed with our timing of the ETF tracking the small cap category.

The effect of this profit on our portfolio is especially important when considering the substantial cash position we maintained for the latter months of the period. By the end of September as the period ended, our cash holdings had grown to more than 80% of the portfolio.

Once again, our discussion of the effect of maintaining a large cash position on our portfolio may seem contradictory. On good market days, it seems this strategy negatively affects our performance because we might have captured more of the ride up if a larger percentage of our portfolio had been invested in the right funds. On bad market days, we’re satisfied with the much lower return on our cash assets because we’re happy to be out of the fray. Regardless where the market is headed, our strategy is to attempt to control risk whenever possible by remaining in cash when we believe there is a threat to certain investments and to lock in profit by selling funds when we have achieved a reasonable return, not necessarily when they are at their peak and poised to drop. We believe our effort to mitigate risk is important to our shareholders, even in record-breaking periods like this when we gave up some potential gain by taking the more conservative path.

This is never more clear than on days when the market is dropping and we’re asked if our phone is ringing off the hook with panicked calls. The answer is always no. Just as it takes discipline for us to stick with our strategy day in and day out, it takes discipline for our shareholders to maintain a long-term perspective. We’re grateful that you’re able to do this and proud to be your financial partners.

Sincerely,

Curtis A. Teberg
Portfolio Manager

Past performance does not guarantee future results.

The above discussion is based on the opinions of Curtis A. Teberg, given the current economic environment and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Because the Fund is a “fund of funds,” your cost of investing in the Fund may be higher than your cost of investing directly in the shares of the mutual funds in which the Fund invests. By investing in the Fund, you will indirectly bear your share of any fees and expenses charged by the underlying funds, in addition to indirectly bearing the principal risks of those funds. These risks include, but

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are not limited to, risks involved with industry and sector emphasis in smaller capitalization companies and lower rated securities. The Fund may also commit up to 80% of its assets to high yield funds containing lower rated securities that are subject to a higher risk of default. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. References to other funds should not be interpreted as an offer of these securities.

Please see the Schedule of Investments in this report for a complete list of Fund holdings.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced and ratings may have been lower.

The Dow Jones Industrial Average (Dow) is an unmanaged index of common stocks comprised of major industrial companies and assumes reinvestment of dividends. The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. You cannot invest directly in an index.

This report must be preceded or accompanied by a prospectus.

The Teberg Fund is distributed by Northern Lights Distributors, LLC, member FINRA/SIPC.

3411-NLD-11/10/2014

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The Teberg Fund
Portfolio Review
September 30, 2014 (Unaudited)

The Fund’s performance figures for the periods ended September 30, 2014, compared to its benchmark:

					Since April 1,
			Five Year	Ten Year	2002
	Six Months	One Year	(Annualized)	(Annualized)	(Annualized)*
The Teberg Fund	3.94%	12.22%	6.35%	4.83%	4.88%
S&P 500® Index	6.42%	19.73%	15.70%	8.11%	6.57%
Dow Jones Industrial Average	4.76%	15.29%	14.85%	8.15%	6.70%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s total annual operating expenses are 2.77%, before any fee waivers, per the August 1, 2014 Prospectus. Performance data current to the most recent month end may be obtained by calling 1-866-209-1964.

Returns reflect reinvestment of dividends and capital gains distributions. Fee waivers are in effect. In the absence of fee waivers, returns would be reduced.

The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gains distributions, or redemption of Fund shares. Indices do not incur expenses and are not available for investment.

The S&P 500® Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy.

The Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. It has been a widely followed indicator of the stock market since October 1, 1928.

*	The Teberg Fund commenced operations on April 1, 2002.
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The Teberg Fund
EXPENSE EXAMPLES
at September 30, 2014 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2014 through September 30, 2014.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period	Expense Ratio During the Period
	4/1/14	9/30/14	4/1/14 – 9/30/14*	4/1/14 – 9/30/14
Actual	$1,000.00	$1,039.40	$8.95	1.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.29	$8.85	1.75%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).
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The Teberg Fund
Allocation of Portfolio Assets
September 30, 2014 (Unaudited)

Percentages represent market value as a percentage of total investments as of September 30, 2014.

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The Teberg Fund
Schedule of Investments
at September 30, 2014 (Unaudited)

Shares		Value
	COMMON STOCK - 3.6%
6	Berkshire Hathaway, Inc. - Class A *	$1,241,400
	TOTAL COMMON STOCK (Cost - $714,296)	1,241,400

	EQUITY FUNDS - 3.4%
14,226	Fidelity Low-Priced Stock Fund	693,951
4,758	FPA Capital Fund, Inc.	208,506
4,932	The Parnassus Fund	240,264
	TOTAL EQUITY FUNDS (Cost - $908,065)	1,142,721

	EXCHANGE TRADED FUNDS - 12.0%
8,000	Direxion Daily Real Estate Bull 3X Shares *	430,320
10,000	Direxion Daily Technology Bull 3X Shares *	1,261,800
3,800	Energy Select Sector SPDR Fund	344,356
4,280	iShares U.S. Basic Materials ETF	368,379
8,000	ProShares Short 20+ Year Treasury *	221,920
5,500	ProShares Short MSCI Emerging Markets *	140,195
8,700	ProShares UltraPro Dow30	1,079,061
2,700	ProShares UltraShort Gold *	265,239
	TOTAL EXCHANGE TRADED FUNDS (Cost - $3,743,610)	4,111,270

	FIXED INCOME FUNDS - 0.1%
5	Delaware High-Yield Opportunities Fund - Class I	19
12,365	Franklin High Income Fund - Advisor Class	25,720
133	Guggenheim High Yield Fund - Class I	1,317
998	John Hancock Focused High Yield Fund - Class I	3,784
11	Pioneer Global High Yield Fund - Class Y	108
	TOTAL FIXED INCOME FUNDS (Cost - $31,359)	30,948

	MONEY MARKET FUNDS - 81.0%
27,665,627	Invesco STIC Prime Portfolio - Class I, 0.01% +	27,665,627
	TOTAL MONEY MARKET FUNDS (Cost - $27,665,627)	27,665,627

	TOTAL INVESTMENTS (Cost - $33,062,957) - 100.1% (a)	$34,191,966
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(37,448)
	NET ASSETS - 100.0%	$34,154,518

*	Non-income producing security.

+	Money market fund; interest rate reflects 7-day annualized yield as of September 30, 2014.

ETF - Exchange Traded Fund

MSCI - Morgan Stanley Capital International

SPDR - Standard & Poor’s Depositary Receipts

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $33,106,970 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$1,255,816
Unrealized depreciation	(170,820)
Net unrealized appreciation	$1,084,996

The accompanying notes are an integral part of these financial statements.

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The Teberg Fund
Statement of Assets and Liabilities
at September 30, 2014 (Unaudited)

ASSETS
Investments in securities, at value (identified cost $33,062,957)	$34,191,966
Receivables
Dividends and interest	1,907
Prepaid expenses	24,467
Total assets	34,218,340

LIABILITIES
Payables
Due to Advisor	26,682
Fees payable to other affiliates	15,704
Audit fees	12,776
Distribution (12b-1) fees payable	6,848
Accrued other expenses	1,812
Total liabilities	63,822
NET ASSETS	$34,154,518

Net asset value, offering and redemption price per share
($34,154,518 / 3,012,105 shares outstanding; unlimited number of shares (par value $0.01) authorized)	$11.34

COMPONENT OF NET ASSETS
Paid-in capital	$30,945,882
Undistributed net investment income	209,775
Accumulated net realized gain on investments	1,869,852
Net unrealized appreciation on investments	1,129,009
NET ASSETS	$34,154,518

The accompanying notes are an integral part of these financial statements.

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The Teberg Fund
Statement of Operations
For the Six Months Ended September 30, 2014 (Unaudited)

INVESTMENT INCOME
Dividends	$465,855
Interest	506
Total Income	466,361

Expenses
Advisory fees	210,700
Distribution fees	42,140
Administration fees	25,284
Transfer agent fees	14,611
Fund accounting fees	11,579
Audit Fees	9,276
Legal Fees	8,751
Custody fees	5,023
Registration fees	4,035
Chief Compliance Officer fee	3,510
Printing fees	3,065
Trustee fees	2,677
Insurance	1,384
Miscellaneous fees	3,042
Total expenses	345,077
Less: Expense Reimbursement	(50,102)
Net expenses	294,975
Net investment income	171,386

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain on security transactions	612,697
Net change in unrealized appreciation on investments	515,995
Net realized and unrealized gain on investments	1,128,692
Net Increase in Net Assets Resulting from Operations	$1,300,078

The accompanying notes are an integral part of these financial statements.

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The Teberg Fund
Statement of Changes in Net Assets

	Six Months Ended
	September 30, 2014	Year Ended
	(Unaudited)	March 31, 2014
NET INCREASE IN NET ASSETS FROM:
OPERATIONS
Net investment income	$171,386	$452,940
Net realized gain on security transactions	612,697	2,703,130
Capital gain distributions from regulated investment companies	—	88,318
Net change in unrealized appreciation/(depreciation) on investments	515,995	(1,077,360)
Net increase in net assets resulting from operations	1,300,078	2,167,028

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(686,274)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	528,372	954,399
Net asset value of shares reinvested	—	686,162
Payments for shares redeemed	(855,585)	(3,980,837)
Net decrease in net assets derived from change in outstanding shares	(327,213)	(2,340,276)

Total increase/(decrease) in net assets	972,865	(859,522)

NET ASSETS
Beginning of period	33,181,653	34,041,175
End of period	$34,154,518	$33,181,653

Includes undistributed net investment income of:	$209,775	$38,389

SHARE ACTIVITY
Shares sold	47,499	88,528
Shares reinvested	—	63,592
Shares redeemed	(77,406)	(381,200)
Net decrease in shares	(29,907)	(229,080)

The accompanying notes are an integral part of these financial statements.

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The Teberg Fund
FINANCIAL HIGHLIGHTS
The Table below sets forth financial data for one share of beneficial interest throughout each period presented

	Six Months Ended
	September 30, 2014		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	(Unaudited)		March 31, 2014	March 31, 2013		March 31, 2012	March 31, 2011	March 31, 2010
Net asset value, beginning of period	$10.91		$10.41	$10.70		$10.32	$9.94	$7.13
Income from investment operations:
Net investment income	0.06	(2)	0.15 (2)	0.23	(1)	0.15 (1)	0.40 (1)	0.43 (1)
Investment restriction violation	—		—	0.04	(3)	—	—	—
Net realized and unrealized gain/(loss) on investments	0.37		0.58	(0.37)		0.42	0.32	2.89
Total from investment operations	0.43		0.73	(0.10)		0.57	0.72	3.32
Less distributions:
From net investment income	—		(0.23)	(0.19)		(0.19)	(0.34)	(0.51)
Total distributions	—		(0.23)	(0.19)		(0.19)	(0.34)	(0.51)
Net asset value, end of period	$11.34		$10.91	$10.41		$10.70	$10.32	$9.94
Total return (4)	3.94	% (5)	7.03%	(0.83	)% (3)	5.72%	7.36%	46.59%

Ratios/supplemental data:
Net assets, at end of period (000s)	$34,155		$33,182	$34,041		$36,076	$36,342	$36,738
Ratio of expenses to average net assets (7):
Before expense waiver	2.05	% (6)	2.06%	2.30%		2.38%	2.34%	2.33%
After expense waiver	1.75	% (6)	1.75%	2.18	% (8)	2.34%	2.32%	2.32%
Ratio of net investment income to average net assets (7):
Before expense waiver	0.72	% (6)	1.08%	2.13%		1.38%	3.87%	4.52%
After expense waiver	1.02	% (6)	1.40%	2.25%		1.42%	3.89%	4.53%

Portfolio Turnover Rate	38.76	% (5)	303.65%	277.07%		224.14%	86.88%	142.44%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Includes increase from payments made by the Advisor and net gain realized of 0.39% related to the disposal of securities held in violation of investment restrictions. Without these transactions, total return would have been -1.22%.

(4)	Total return assumes reinvestment of all dividends and distributions, if any.

(5)	Not Annualized.

(6)	Annualized

(7)	Does not include expenses of investment companies in which the Fund invests.

(8)	Effective December 30, 2012, the expense cap was contractually reduced from 2.50% to 1.75%.

The accompanying notes are an integral part of these financial statements.

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The Teberg Fund
Notes to Financial Statements
at September 30, 2014 (Unaudited)

NOTE 1 – ORGANIZATION

The Teberg Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of the Northern Lights Fund Trust III (the “Trust”), a statutory trust organized under the laws of the state of Delaware. The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. The Fund began operations on April 1, 2002. The investment objective of the Fund is to maximize total return (capital appreciation plus income).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Trust’s Board of Trustees (“Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

A.	Security Valuation: Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments in open-end investment companies are valued at net asset value. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

B.	Federal Income Taxes: It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required.

12

The Teberg Fund
Notes to Financial Statements
at September 30, 2014 (Unaudited), continued

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2012-2014, or expected to be taken in the Fund’s 2015 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Nebraska. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.	Security Transactions and Investment Income: Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

D.	Distributions to Shareholders: Distributions from net investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The Fund will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification. Any such reclassifications will have no effect on net assets, results from operations, or Net Asset Value per share of the Fund.

E.	Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

F.	Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that Fund. Expenses which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

G.	Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

13

The Teberg Fund
Notes to Financial Statements
at September 30, 2014 (Unaudited), continued

H.	Exchange Traded Funds: The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

I.	Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 3 – SECURITIES VALUATION

Fair Valuation Process: This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

14

The Teberg Fund
Notes to Financial Statements
at September 30, 2014 (Unaudited), continued

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2014 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$1,241,400	$—	$—	$1,241,400
Equity Funds	1,142,721	—	—	1,142,721
Exchange Traded Funds	4,111,270	—	—	4,111,270
Fixed Income Funds	30,948	—	—	30,948
Money Market Funds	27,665,627	—	—	27,665,627
Total	$34,191,966	$—	$—	$34,191,966

The Fund did not hold any Level 2 or Level 3 securities during the period.

There were no transfers between Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

*	Please refer to the Fund’s Schedule of Investments for additional detail.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

First Associated Investment Advisors, Inc. (the “Advisor”) serves as investment advisor to the Fund. Subject to the authority of the Board of Trustees, the Advisor is responsible for the management of the Fund’s investment portfolio. The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS and are not paid any fees directly by the Fund for serving in such capacities.

15

The Teberg Fund
Notes to Financial Statements
at September 30, 2014 (Unaudited), continued

Pursuant to an advisory agreement with the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a fee, computed and accrued daily and paid monthly at an annual rate of 1.25% of the Fund’s average daily net assets. For the six months ended September 30, 2014, the Advisor earned advisory fees of $210,700.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed at least until July 31, 2016, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (exclusive of any brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor)) do not exceed 1.75% of the Fund’s daily average net assets. For the six months ended September 30, 2014, the Advisor waived $50,102 in fees under the waiver agreement.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s Operating Expenses are subsequently less than 1.75% of average daily net assets, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed 1.75% average daily net assets. If the Fund’s Operating Expenses subsequently exceed 1.75% per annum of the Fund’s average daily net assets, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). As of September 30, 2014, the total amount of expense reimbursement subject to recapture amounted to $184,672, of which $30,339 will expire on March 31, 2016, $104,231 will expire on March 31, 2017 and $50,102 will expire on March 31, 2018.

NOTE 5 – DISTRIBUTION FEES

The Trust, on behalf of the Fund, has adopted the Trust’s Distribution and Shareholder Servicing Plan (the “Plan”). The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. Pursuant to the Plan, $42,140 in distribution fees were incurred during the six months ended September 30, 2014.

Pursuant to a separate servicing agreement with GFS, the Fund pays GFS customary fees for providing administration, fund accounting, custody administration and transfer agency services to the Fund. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

16

The Teberg Fund
Notes to Financial Statements
at September 30, 2014 (Unaudited), continued

GemCom, LLC (“GemCom”) - GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, GemCom receives customary fees from the Fund.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from the sale of securities, other than U.S. Government securities and short-term investments, for the six months ended September 30, 2014, amounted to $9,327,793 and $36,584,344, respectively.

NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions for the years ended were as follows:

	Fiscal Year Ended	Fiscal Year Ended
	March 31, 2014	March 31, 2013
Ordinary Income	$686,274	$641,706
Long-Term Capital Gain	—	—
	$686,274	$641,706

As of March 31, 2014, the components of distributable earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Income	Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
$1,012,070	$327,487	$—	$—	$—	$569,001	$1,908,558

The difference between book basis and tax basis unrealized appreciation (depreciation), accumulated net realized gain on investments and undistributed ordinary income is primarily attributable to the tax deferral of losses on wash sales and tax adjustments for partnerships.

Permanent book and tax differences, primarily attributable to tax adjustments for partnerships and grantor trusts, resulted in reclassification for the year ended March 31, 2014 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$—	$(28,236)	$28,236

NOTE 8 – UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Teberg Fund currently invests a portion of its assets in the Invesco STIC Prime Portfolio (the “Invesco Portfolio”). The Fund may redeem its investment from the Invesco Portfolio at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund may be directly affected by the performance of the Invesco Portfolio. The financial statements of the Invesco Portfolio, including the portfolio of investments, can be found at Invesco’s website www.invesco.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of September 30, 2014, the percentage of the Teberg Fund’s net assets invested in the Invesco Portfolio was 81.00%.

NOTE 9 – SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

17

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■      Social Security number and income

■      assets, account transfers and transaction history

■      investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes– information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes– information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-888-339-4230

18

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■     open an account or give us contact information

■     provide account information or give us your income information

■     make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     sharing for affiliates’ everyday business purposes—information about your creditworthiness

■     affiliates from using your information to market to you

■     sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

19

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-866-209-1964 or by referring to the Securites and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-209-1964.

INVESTMENT ADVISOR

First Associated Investment Advisors, Inc.

5161 Miller Trunk Highway

Duluth, Minnesota 55811

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/5/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

12/5/14

By (Signature and Title)

/s/ Brian Curley

       Brian Curley, Treasurer

Date

12/5/14